Interest-bearing loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Interest-bearing Loans and Borrowings

Million US dollar	30 June 2022	31 December 2021
Secured bank loans	60	75
Unsecured bond issues	80 151	85 433
Unsecured other loans	48	31
Lease liabilities	1 858	1 830

Non-current interest-bearing loans and borrowings	82 117	87 369

Secured bank loans	311	553
Unsecured bank loans	131	106
Unsecured bond issues	265	293
Unsecured other loans	9	9
Lease liabilities	469	447

Current interest-bearing loans and borrowings	1 185	1 408

Interest-bearing loans and borrowings	83 302	88 777

Summary of exercising option to redeem outstanding principal amount

Date of redemption	Issuer (abbreviated)	Title of series of notes redeemed	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)
9 February 2022	ABIFI	3.650% Notes due 2026	USD	1 633	1 633
1 March 2022	ABIFI	4.915% Notes due 2046	USD	1 470	1 470

Summary of Reconciliation of Net Debt
The following table provides a reconciliation of AB InBev’s net debt as at the dates indicated:

Million US dollar	30 June 2022	31 December 2021
Non-current interest-bearing loans and borrowings	82 117	87 369
Current interest-bearing loans and borrowings	1 185	1 408

Interest-bearing loans and borrowings	83 302	88 777

Bank overdrafts	130	53
Cash and cash equivalents	(7 027)	(12 097)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(177)	(175)
Debt securities (included within Investment securities)	(360)	(396)

Net debt	75 868	76 162

Summary of Changes in the Company's Liabilities Arising from Financing Activities
The table below details changes in the company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the company’s consolidated cash flow statement from financing activities.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2022	87 369	1 408
Proceeds from borrowings	41	27
Payments on borrowings	(3 218)	(302)
Capitalization / (payment) of lease liabilities	356	(247)
Amortized cost	31	—
Unrealized foreign exchange effects	(2 259)	(13)
Current portion of long-term debt	(302)	302
Loss on bond redemption and other movements	99	10

Balance at 30 June 2022	82 117	1 185

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2021	95 478	3 081
Proceeds from borrowings	99	271
Payments on borrowings	(6 217)	(2 152)
Capitalization / (payment) of lease liabilities	423	(262)
Amortized cost	32	4
Unrealized foreign exchange effects	(734)	(7)
Current portion of long-term debt	(316)	316
Loss on bond redemption and other movements	579	(3)

Balance at 30 June 2021	89 344	1 248